Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Consolidated Financial Statements	All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.
	Principal activities	Percentage of ownership	Date of incorporation	Place of incorporation
Pinnacle Food Group Limited (“PGL”)	Holding company	—	November 16, 2023	Cayman Islands
PFAI Investment Limited (“PFAI”)	Holding company	*100%	February 2, 2024	Canada
Pinnacle Food Inc. (“PFI”)	Sale of smart farming system	100%	November 3, 2015	Canada
*	Two classes of shares, Class A common shares and Class B preferred shares, were issued and outstanding on the date of incorporation. The Company holds 100% of the Class A common shares of PFAI. Only Class A common shares have voting rights. The Company may pay dividends to Class A common shares and Class B preferred shares based on the discretion of the directors. On July 29, 2024, the holder of the Class B preferred shares transferred all of her Class B preferred share to PFAI in exchange for the same number of Class E preferred shares. On the same date, the Class B preferred shares were cancelled. The Class E preferred shares do not have voting or dividend rights. In the event of the liquidation, dissolution or winding-up of PFAI, the Class E preferred shares may only receive $2,999,000 of PFAI’s residual interest. Therefore, the Company, in substance controls 100% of PFAI, including its voting right and future earnings/loss. Refer to Note 12 for more details.

Schedule of Exchange Rates

The following are the exchange rates that were used in translating the Company’s subsidiary’s financial statements in the consolidated financial statements:

	December 31, 2024	December 31, 2023
Year-end spot rate	US$1=CAD1.4389	US$1=CAD1.3226
Average rate	US$1=CAD1.3698	US$1=CAD1.3497

Schedule of Property, Plant and Equipment	The estimated annual deprecation rates of these assets are generally as follows:
Category	Depreciation method	Depreciation rate
Furniture and equipment	Declining balance	20%
Office equipment	Declining balance	20%
Leasehold improvements	Straight-line	Shorter of lease term or 5 years

Schedule of Intangible Assets	The estimated annual amortized rates of these assets are generally as follows:
Category	Depreciation method	Depreciation rate
Smart farming applications	Straight-line	3 years
Computer software	Straight-line	3 years
Trademark	Straight-line	3 years

Schedule of Disaggregation of Revenue

A summary of the Company’s revenue disaggregated by major service lines are as follows:

	December 31, 2024	December 31, 2023	December 31, 2022
	US$	US$	US$
Smart farming
Recognized at point in time;	2,736,728	1,692,697	—
Recognized over time;
– Construction services	497,884	136,047	—
– FaaS Services	55,250	9,207	—
Ginseng sales - recognized point in time	—	40,596	158,866
Ginseng product consulting services – recognized over time	—	222,272	18,460
Total	3,289,862	2,100,819	177,326